Annual Fund Operating Expenses (Vanguard Total International Bond Index Fund Institutional)	Vanguard Total International Bond Index Fund Vanguard Total International Bond Index Fund - Institutional Shares 11/1/2013 - 10/31/2014
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.09%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.12%